Notes payable:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Notes Payable
Notes payable:

Note F — Notes Payable

Senior Secured Notes Financing

The Company entered into a Note Purchase Agreement dated October 2, 2013, pursuant to which the Company issued an aggregate of $66,000,000 of notes due October 2, 2016 (the “Notes”) to certain Investors.  The Notes originally bore interest at the rate of 15.5% per annum, in cash, payable quarterly; provided, however, that interest for the first six months following the closing was paid 7.0% per annum in cash and 8.5% per annum in additional Notes. The Notes were subject to certain financial and non-financial covenants, which the Company was in violation of as of June 30, 2014.  On July 14, 2014, the Company entered into an Amendment, Forbearance and Waiver Agreement (the “Amendment”) with the holders of the Notes and certain other parties thereto.  As a result of an amendment to the Note Purchase Agreement, interest on the Notes after March 31, 2014 accrues at the rate of 20.5%, which interest shall accrue, but is not payable in cash. The amendment includes additional covenants including, among others, that by September 30, 2014, the Company will identify a Strategic Transaction, as defined in the Amendment, that will result in the payment in full, in cash, of all amounts owing to the holders of the Notes, or a joint venture, strategic alliance or other transaction satisfactory to the holders of the Notes. We were also required to enter into a definitive agreement with respect to a Strategic Transaction by October 17, 2014. We continue to explore alternatives with respect to a Strategic Transaction, although we did not enter into a definitive agreement by October 17, 2014. We are in discussions with the holders of the Notes with respect to available alternatives.  Unless the requirement regarding a Strategic Transaction is waived, or we obtain an extension of time, the holders of the Notes could declare a default under the Note Purchase Agreement, accelerate the indebtedness represented by the Notes and exercise all other remedies available to them, including foreclosing on our assets.

We believe we have complied with the other terms of the forbearance agreement; however, there can be no assurance that we will be successful in consummating a Strategic Transaction within the mandated time period.

The indebtedness under the Note Purchase Agreement is secured by substantially all of the assets of the Company, including a first priority lien over all of the assets of the Company, Cubic Asset and Cubic Asset Holding and a second priority lien over all of the assets of Cubic Louisiana and Cubic Louisiana Holding. Under the Note Purchase Agreement, the Company must maintain a $10,000,000 minimum cash balance from December 31, 2014 through October 2, 2016.

The Company allocated the proceeds from the issuance of the Notes to the Warrants and the Notes, based on the warrants’ fair market values at the date of issuance. The value assigned to the Class A Warrants was $23,700,437 and the value assigned to the Class B Warrants was $9,710,596, both of which were recorded as liabilities. The assignment of a fair value to the Warrants resulted in a loan discount being recorded. The discount will be amortized over the original three-year term of the Notes as additional interest expense.  Amortization for the three months ended September 30, 2014 was $2,807,137.

Cubic incurred loan costs of $2,840,819 on the issuance of the Notes and Warrants. The amount allocable to the debt of $2,840,819 has been capitalized and will be amortized over the original term of the Notes. Amortization for the three months ended September 30, 2014 was $238,680.

Wells Fargo debt

On March 5, 2007, Cubic entered into a credit agreement with Wells Fargo Energy Capital (“WFEC”) providing for a revolving credit facility of $20,000,000 (the “Revolving Note”) and a convertible term loan of $5,000,000 (the “Term Loan”; and together with the Revolving Note, the “Credit Facility”). Subsequently, the Revolving Note was increased to $40 million. The indebtedness bore interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, was originally scheduled to mature on March 1, 2010, subsequently extended to October 2, 2013, and was secured by substantially all of the assets of the Company.

The use of additional monies borrowed from WFEC under the Amended and Restated Credit Agreement is restricted solely to paying for drilling and completion costs for well interests collateralized by a WFEC first lien.

Contemporaneously with entering into the Note Purchase Agreement, the Company repaid the $5 million Term Loan payable to WFEC, and Cubic Louisiana assumed the remaining unpaid debt to WFEC, which amount was $20,865,110 as of that date.  That debt is reflected in a term loan bearing interest at the Wells Fargo Bank prime rate, plus 2%, per annum, due October 2, 2016. In the event that Cubic Louisiana does not have available cash to pay interest on the Credit Facility, accrued and unpaid interest will be paid in kind via an additional promissory note.  As part of the new credit agreement, WFEC is providing a revolving credit facility in the amount of up to $10,000,000, bearing interest at the same rate, with all advances under that revolving credit facility to be made in the sole discretion of WFEC. The Company is subject to loan covenants that include providing the lender with unaudited interim financial statements and audited annual financial statements. The Company has not provided audited annual financial statements for Cubic Louisiana, LLC, as of September 30, 2014.

During fiscal 2014, the Company borrowed $4,015,826 under the revolving credit facility for two new natural gas wells drilled and completed by EXCO Operating Company, LP (“EXCO”), leaving a maximum of $5,984,174 available for future borrowing. Interest expense attributable to the Credit Facility for the three month periods ended September 30, 2014 and 2013 was $329,246 and $342,270, respectively.

December 2009 subordinated debt issue and refinancing

On December 18, 2009, the Company issued a subordinated promissory note (the “Wallen Note”) payable to Mr. Wallen, the Company’s Chairman of the Board and Chief Executive Officer, in the principal amount of $2,000,000 which was subordinated to all WFEC indebtedness. The Wallen Note bore interest at the prime rate plus one percent (1%), and originally provided for interest payable monthly. The proceeds of the Wallen Note were used to repay other indebtedness to the Company. The Wallen Note was extinguished through the issuance of shares of Series B preferred stock on October 2, 2013.

In addition, an entity controlled by Mr. Wallen advanced the Company $2,000,000, as of June 30, 2013 to provide short-term working capital and an additional $2,500,000 during the quarter ended September 30, 2013 to fund additional deposits and fees paid for extensions needed to consummate the acquisitions that were completed on October 2, 2013. The Company’s interest expense associated with these advances of $896,667, is included in interest expense for fiscal 2014.  These advances and accrued interest were re-paid on October 2, 2013.

Conversion of Wallen Note and Series A Convertible Preferred Stock into Series B Convertible Preferred Stock

The Company entered into and consummated the transactions contemplated by a Conversion and Preferred Stock Purchase Agreement dated as of October 2, 2013 with Mr. Wallen and Langtry (the “Conversion Agreement”).  Pursuant to the terms of the Conversion Agreement, (a) Langtry was issued 12,047 shares of Series B preferred stock, with an aggregate stated value of $12,047,000, in exchange for the cancellation of all of the issued and outstanding shares of Series A preferred stock held by Langtry and (b) Mr. Wallen was issued 2,115 shares of Series B preferred stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of the Wallen Note and accrued interest.

Note D — Notes payable:

Senior Secured Notes Financing

The Company entered into a Note Purchase Agreement dated October 2, 2013, pursuant to which the Company issued an aggregate of $66,000,000 of notes due October 2, 2016 (the “Notes”) to certain Investors.  The Notes originally bore interest at the rate of 15.5% per annum, in cash, payable quarterly; provided, however, that interest for the first six months following the closing was paid 7.0% per annum in cash and 8.5% per annum in additional Notes. The Notes were subject to certain financial and non-financial covenants, which the Company was in violation of as of June 30, 2014.  On July 14, 2014, the Company entered into an Amendment, Forbearance and Waiver Agreement (the “Amendment”) with the holders of the Notes and certain other parties thereto.  As a result of an amendment to the Note Purchase Agreement, interest on the Notes after March 31, 2014 accrues at the rate of 20.5%, which interest shall accrue, but is not payable in cash. The amendment includes additional covenants including, among others, that by September 30, 2014, the Company will identify a Strategic Transaction, as defined in the Amendment, that will result in the payment in full, in cash, of all amounts owing to the holders of the Notes, or a joint venture, strategic alliance or other transaction satisfactory to the holders of the Notes. We were also required to enter into a definitive agreement with respect to a Strategic Transaction by October 17, 2014. We continue to explore alternatives with respect to a Strategic Transaction, although we did not enter into a definitive agreement by October 17, 2014. We are in discussions with the holders of the Notes with respect to available alternatives.  Unless the requirement regarding a Strategic Transaction is waived, or we obtain an extension of time, the holders of the Notes could declare a default under the Note Purchase Agreement, accelerate the indebtedness represented by the Notes and exercise all other remedies available to them, including foreclosing on our assets.

We believe we have complied with the other terms of the forbearance agreement; however, there can be no assurance that we will be successful in consummating a Strategic Transaction within the mandated time period.

The indebtedness under the Note Purchase Agreement is secured by substantially all of the assets of the Company, including a first priority lien over all of the assets of the Company, Cubic Asset and Cubic Asset Holding and a second priority lien over all of the assets of Cubic Louisiana and Cubic Louisiana Holding. Under the Note Purchase Agreement, the Company must maintain a $10,000,000 minimum cash balance from December 31, 2014 through October 2, 2016.

The Company allocated the proceeds from the issuance of the Notes to the Warrants and the Notes, based on the warrants’ fair market values at the date of issuance. The value assigned to the Class A Warrants was $23,700,437 and the value assigned to the Class B Warrants was $9,710,596, both of which were recorded as liabilities. The assignment of a fair value to the Warrants resulted in a loan discount being recorded. The discount will be amortized over the original three-year term of the Notes as additional interest expense.  Amortization for fiscal 2014 was $8,238,337.

Cubic incurred loan costs of $2,840,819 on the issuance of the Notes and Warrants. The amount allocable to the debt of $2,840,819 has been capitalized and will be amortized over the original term of the Notes. Amortization for fiscal 2014 was $700,476.

Wells Fargo debt

On March 5, 2007, Cubic entered into a credit agreement with Wells Fargo Energy Capital (“WFEC”) providing for a revolving credit facility of $20,000,000 (the “Revolving Note”) and a convertible term loan of $5,000,000 (the “Term Loan”; and together with the Revolving Note, the “Credit Facility”). Subsequently, the Revolving Note was increased to $40 million. The indebtedness bore interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, was originally scheduled to mature on March 1, 2010, subsequently extended to October 2, 2013, and was secured by substantially all of the assets of the Company.

The use of additional monies borrowed from WFEC under the Amended And Restarted Credit Agreement is restricted solely to paying for drilling and completion costs for well interests collateralized by a WFEC first lien.

Contemporaneously with entering into the Note Purchase Agreement, the Company repaid the $5 million Term Loan payable to WFEC, and Cubic Louisiana assumed the remaining unpaid debt to WFEC, which amount was $20,865,110 as of that date.  That debt is reflected in a term loan bearing interest at the Wells Fargo Bank prime rate, plus 2%, per annum, due October 2, 2016. In the event that Cubic Louisiana does not have available cash to pay interest on the Credit Facility, accrued and unpaid interest will be paid in kind via an additional promissory note.  As part of the new credit agreement, WFEC is providing a revolving credit facility in the amount of up to $10,000,000, bearing interest at the same rate, with all advances under that revolving credit facility to be made in the sole discretion of WFEC. The Company is subject to loan covenants that include providing the lender with unaudited interim financial statements and audited year-end financial statements. The Company has not provided audited annual financial statements, as of September 30, 2014.

During fiscal 2014, the Company borrowed $4,015,826 under the revolving credit facility for two new natural gas wells drilled and completed by EXCO Operating Company, LP (“EXCO”), leaving a maximum of $5,984,174 available for future borrowing. Interest expense attributable to the Credit Facility for fiscal 2014 and 2013 was $1,232,771 and $1,143,555, respectively.

December 2009 subordinated debt issue and refinancing

On December 18, 2009, the Company issued a subordinated promissory note (the “Wallen Note”) payable to Mr. Wallen, the Company’s Chairman of the Board and Chief Executive Officer, in the principal amount of $2,000,000 which was subordinated to all WFEC indebtedness. The Wallen Note bore interest at the prime rate plus one percent (1%), and originally provided for interest payable monthly. The proceeds of the Wallen Note were used to repay other indebtedness to the Company. The Wallen Note was extinguished through the issuance of shares of Series B preferred stock on October 2, 2013.

In addition, an entity controlled by Mr. Wallen advanced the Company $2,000,000, as of June 30, 2013 to provide short-term working capital and an additional $2,500,000 during the quarter ended September 30, 2013 to fund additional deposits and fees paid for extensions needed to consummate the acquisitions that were completed on October 2, 2013. The Company’s interest expense associated with these advances of $896,667, is included in interest expense for fiscal 2014.  These advances and accrued interest were re-paid on October 2, 2013.

Conversion of Wallen Note and Series A Convertible Preferred Stock into Series B Convertible Preferred Stock

The Company entered into and consummated the transactions contemplated by a Conversion and Preferred Stock Purchase Agreement dated as of October 2, 2013 with Mr. Wallen and Langtry (the “Conversion Agreement”).  Pursuant to the terms of the Conversion Agreement, (a) Langtry was issued 12,047 shares of Series B preferred stock, with an aggregate stated value of $12,047,000, in exchange for the cancellation of all of the issued and outstanding shares of Series A preferred stock held by Langtry and (b) Mr. Wallen was issued 2,115 shares of Series B preferred stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of the Wallen Note and accrued interest.

The following table provides information related to debt outstanding as of June 30, 2014:

as of June 30,
Principal Amount Outstanding	2014
Total long-term debt (including current portion)
Senior notes (net of discounts)	$43,090,338
WFEC	24,880,936

Less current portion	(67,971,274)

Total long-term debt	$—

Maturities of Debt

Fiscal 2015	$67,971,274
Fiscal 2016 and thereafter	—